Revenue from Contracts with Customers - Deferred Revenue (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue, Remaining Performance Obligation [Roll Forward]
Deferred revenue at December 31, 2017	$ 8,910
Cash collected in excess of revenue recognized	25,234
Recognition of deferred revenue	(26,434)
Deferred revenue at December 31, 2018	$ 7,710